Asset Retirement Obligation ("ARO") (Tables)	12 Months Ended
Dec. 31, 2023
One Energy Enterprises Inc [Member]
Schedule of Reconciliation of The Ending Aggregate Carrying Amount Of The AROs
The following table provides a reconciliation of the ending aggregate carrying amount of the AROs included in other liabilities in the consolidated balance sheets for the years ended December 31, 2023, and 2022 (in whole dollars):

	December 31,
	2023	2022
ARO liability as of January 1	$619,803	$598,105

Liabilities incurred	135,153	—
Accretion expense	22,618	21,698

ARO liability as of December 31	$777,574	$619,803